Significant accounting policies	12 Months Ended
Mar. 31, 2019
Disclosure Of Summary Of Significant Accounting Policies Explanatory [Abstract]
Significant accounting policies
3. Significant accounting policies

New Standards adopted by the Company

IFRS 9, Financial Instruments

In July 2014, the IASB issued the final version of IFRS 9, “
Financial instruments
”. IFRS 9 significantly differs from IAS 39, “Financial Instruments: Recognition and Measurement”, and includes a logical model for classification and measurement, a single, forward-looking “expected loss” impairment model and a substantially-reformed approach to hedge accounting. The Company applied the modified retrospective method upon adoption of IFRS 9 on April 1, 2018. This method requires the recognition of the cumulative effect of initially applying IFRS 9 to retained earnings and not to restate prior years. The cumulative effect recorded at April 1, 2018 was a decrease to retained earnings of Rs.12.

Detailed below is the impact of the implementation of IFRS 9 on the Company.

Investment in mutual funds

The most significant impact to the Company, upon adoption of IFRS 9, relates to the treatment of the unrealized gains and losses from changes in fair value on investment in mutual funds. Investment in mutual funds, was previously classified as available-for-sale investments. The unrealized gains and losses which were previously recognized in the consolidated statement of other comprehensive income will now be recognized in the consolidated income statement. Upon transition to IFRS 9, the unrealized gain of Rs.50 previously recognized in other comprehensive income was transferred to retained earnings.

Investment in equity shares

All equity investments within the scope of IFRS 9 are measured at fair value. Equity instruments which are held for trading and contingent consideration recognized by an acquirer in a business combination to which IFRS 3 applies are classified as at fair value through profit and loss (“FVTPL”). For all other equity instruments, the Company may make an irrevocable election to present subsequent changes in the fair value through other comprehensive income (“FVTOCI”). The Company makes such election on an instrument by-instrument basis. The classification is made on initial recognition and is irrevocable.

The Company has elected the irrevocable option to record fair value movements on certain equity investments in the consolidated statement of other comprehensive income with no future reclassification of such gains and losses to the consolidated income statement. Upon transition to IFRS 9, gain of Rs.1,096, representing the change in the fair value of equity instruments as on April 1, 2018, was retained in other comprehensive income and will be reclassified to retained earnings on sale of such instruments.

Impairment of trade receivables/other financial assets

In accordance with IFRS 9, the Company has implemented the expected credit loss (“ECL”) model for measurement and recognition of impairment loss on its trade receivables or any contractual right to receive cash or another financial asset that result from transactions that are within the scope of IFRS 15.

The Company follows a “simplified approach” which does not require the Company to track changes in credit risk but rather recognize impairment loss allowance based on lifetime ECLs at each reporting date, right from its initial recognition. For this purpose, the Company designed a provision matrix to determine impairment loss allowance on the portfolio of its trade receivables. The provision matrix is based on its historically observed default rates over the expected life of the trade receivables and is adjusted for forward-looking estimates. At every reporting date, the historical observed default rates are updated and changes in the forward-looking estimates are analyzed.

Hedge accounting

The new hedge accounting model introduced by the standard requires hedge accounting relationships to be based upon the Company’s own risk management strategy and objectives, and to be discontinued only when the relationships no longer qualify for hedge accounting. Based on the impact of the adoption assessment performed, the Company believes that its hedge relationships designated under IAS 39, “Financial Instruments: Recognition and Measurement”, will continue to be designated as such under the new hedge accounting requirements.

Tabulated below is the impact of the implementation of IFRS 9 on the financial position of the Company on the transition date:

		April 1, 2018		IFRS 9 adjustment		Adjusted April 1, 2018
Current assets:
Trade and other receivables	Rs.	40,617	Rs.	(89)	Rs.	40,528
Non-current assets:
Deferred tax assets	Rs.	3,628	Rs.	27	Rs.	3,655
Equity:
Retained earnings	Rs.	113,865	Rs.	(12)	Rs.	113,853
Other components of equity	Rs.	2,781	Rs.	(50)	Rs.	2,731

IFRS 15, Revenue from Contracts with Customers

In May 2014, the IASB issued IFRS 15, “
Revenue from Contracts with Customers
”. This comprehensive new standard supersedes IAS 18, “Revenue”, IAS 11, “Construction contracts” and related interpretations. The new standard amends revenue recognition requirements and establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The Company adopted IFRS 15 effective as of April 1, 2018.The impacts of the adoption of the new standard are summarized below:

Revenue

The Company’s revenue is derived from sales of goods, service income and income from licensing arrangements, each as more particularly described below. Most of such revenue (approximately 97%) is generated from the sale of goods.

Sale of goods

Revenue from sales of goods consists of the sale of generic and branded products and the sale of active pharmaceutical ingredients and intermediates. Revenue from sale of goods is recognized where control is transferred to the Company’s customers at the time of shipment to or receipt of goods by the customers. There was no change in the point of recognition of revenue upon adoption of IFRS 15.

Service income

Service income, which primarily relates to revenue from contract research, is recognized as and when the underlying services are performed. There was no change in the point of recognition of revenue upon adoption of IFRS 15. Upfront non-refundable payments received under these arrangements continue to be deferred and are recognized over the expected period that related services are to be performed.

License fees

License fees primarily consist of income from the out-licensing of intellectual property, and other licensing and supply arrangements with various parties. Revenue from license fees is recognized when control transfers to the third party and the Company’s performance obligations are satisfied. The adoption of IFRS 15 did not significantly change the timing or amount of revenue recognized by the Company from these arrangements, nor did it change accounting for these royalty arrangements, as the standard’s royalty exception is applied for intellectual property licenses. Upfront non-refundable payments received under these arrangements continue to be deferred and are recognized over the expected period that related services are to be performed.

Profit share revenues and milestone payments

Revenues from sales of goods also include revenues from profit sharing arrangements with business partners for sales of the Company’s products in certain markets. Furthermore, the Company receives milestone payments related to out-licensing of the intellectual property. Under IFRS 15, the profit share amount is recognized only to the extent that it is highly probable that a significant reversal in the amount of profit share will not occur when the uncertainty associated with the profit share is subsequently resolved. The adoption of IFRS 15 did not significantly change the timing or amount of revenue recognized by the Company under these arrangements.

The Company applied the modified retrospective method upon adoption of IFRS 15 on April 1, 2018. This method requires the recognition of the cumulative effect of initially applying IFRS 15 to retained earnings and not to restate prior years.

Overall, the application of this standard did not have a material impact on the Company’s revenue streams from the sale of goods, service income, license fees, profit share revenues and milestone payments, and associated rebates and sales returns provisions.

Summary of significant accounting policies

a. Basis of consolidation

Subsidiaries

Subsidiaries are all entities (including special purpose entities) that are controlled by the Company. Control exists when the Company is exposed to, or has rights to variable returns from its involvement with the entity and has the ability to affect those returns through power over the entity. In assessing control, potential voting rights are considered only if the rights are substantive. The financial statements of subsidiaries are included in these consolidated financial statements from the date that control commences until the date that control ceases.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of profit or loss, statement of comprehensive income, statement of changes in equity and balance sheet respectively.

For the purpose of preparing these consolidated financial statements, the accounting policies of subsidiaries have been changed where necessary to align them with the policies adopted by the Company.

Joint arrangements (equity accounted investees)

Joint arrangements are those arrangements over which the Company has joint control, established by contractual agreement and requiring unanimous consent for strategic financial and operating decisions.

A joint arrangement is either a joint operation or a joint venture. A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement. A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement.

With respect to joint operations, the Company recognizes its direct right to the assets, liabilities, revenues and expenses of joint operations and its share of any jointly held or incurred assets, liabilities, revenues and expenses.

Investments in joint ventures are accounted for using the equity method and are initially recognized at cost. The carrying value of the Company’s investment includes goodwill identified on acquisition, net of any accumulated impairment losses. The Company does not consolidate entities where the non-controlling interest (“NCI”) holders have certain significant participating rights that provide for effective involvement in significant decisions in the ordinary course of business of such entities. Investments in such entities are accounted by the equity method of accounting. When the Company’s share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest (including any long-term investments) is reduced to zero and the recognition of further losses is discontinued except to the extent that the Company has an obligation or has made payments on behalf of the investee.

For the purpose of preparing these consolidated financial statements, the accounting policies of joint ventures have been changed where necessary to align them with the policies adopted by the Company. Furthermore, the financial statements of the joint ventures are prepared for the same reporting period as of the Company.

Transactions eliminated on consolidation

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated in full while preparing these consolidated financial statements. Unrealized gains or losses arising from transactions with equity accounted investees are eliminated against the investment to the extent of the Company’s interest in the investee.

Acquisition of non-controlling interests

Acquisition of some or all of the NCI is accounted for as a transaction with equity holders in their capacity as equity holders. Consequently, the difference arising between the fair value of the purchase consideration paid and the carrying value of the NCI is recorded as an adjustment to retained earnings that is attributable to the parent company. The associated cash flows are classified as financing activities. No goodwill is recognized as a result of such transactions.

Loss of Control

Upon loss of control, the Company derecognizes the assets and liabilities of the subsidiary, any NCIs and the other components of equity related to the subsidiary. Any surplus or deficit arising on the loss of control is recognized in the consolidated income statement. If the Company retains any interest in the previous subsidiary, then such interest is measured at fair value at the date that control is lost. Subsequently, depending on the level of influence retained, it is accounted for as an equity-accounted investee or as an investment measured at FVTOCI or FVTPL under IFRS 9.

b. Foreign currency

Foreign currency transactions

Transactions in foreign currencies are translated to the respective functional currencies of entities within the Company at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated into the functional currency at the exchange rate at that date. Non-monetary items that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of the transaction. Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was measured.

Exchange differences arising on the settlement of monetary items or on translating monetary items at rates different from those at which they were translated on initial recognition during the period or in previous financial statements are recognized in the consolidated income statement in the period in which they arise.

However, foreign currency differences arising from the translation of the following items are recognized in other comprehensive income (“OCI”):

●	certain debt instruments classified as measured at fair value through other comprehensive income;

●	certain equity instruments where the Company had made an irrevocable election to present in other comprehensive income subsequent changes in the fair value;

●	a financial liability designated as a hedge of the net investment in a foreign operation, to the extent that the hedge is effective; and

●	qualifying cash flow hedges, to the extent that the hedges are effective.

When several exchange rates are available, the rate used is that at which the future cash flows represented by the transaction or balance could have been settled if those cash flows had occurred at the measurement date.

Foreign operations

Foreign exchange gains and losses arising from a monetary item receivable from a foreign operation, the settlement of which is neither planned nor likely in the foreseeable future, are considered to form part of the net investment in the foreign operation and are recognized in OCI and presented within equity as a part of foreign currency translation reserve (“FCTR”).

In case of foreign operations whose functional currency is different from the parent company’s functional currency, the assets and liabilities of such foreign operations, including goodwill and fair value adjustments arising upon acquisition, are translated to the reporting currency at exchange rates at the reporting date. The income and expenses of such foreign operations are translated to the reporting currency at the monthly average exchange rates prevailing during the year. Resulting foreign currency differences are recognized in OCI and presented within equity as part of FCTR. When a foreign operation is disposed of, in part or in full, such that control, significant influence or joint control is lost, the relevant amount in the FCTR is transferred to the consolidated income statement.

c. Financial instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

Accounting policies relating to financial instruments after March 31, 2018 are as follows:

Financial assets

Initial recognition and measurement

All financial assets are recognized initially at fair value plus, in the case of financial assets not recorded at fair value through profit or loss, transaction costs that are attributable to the acquisition of the financial asset. Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (e.g., regular way trades) are recognized on the trade date, i.e., the date that the Company commits to purchase or sell the asset.

Trade receivables are recognized initially at the amount of consideration that is unconditional unless they contain significant financing components, in which case they are recognized at fair value. The Company’s trade receivables do not contain any significant financing component and hence are measured at the transaction price measured under IFRS 15.

Subsequent measurement

For purposes of subsequent measurement, financial assets are classified in four categories:

·	Debt instruments at amortized cost;
·	Debt instruments at fair value through other comprehensive income (“FVTOCI”);
·	Debt instruments, derivatives and equity instruments at fair value through profit or loss (“FVTPL”); and
·	Equity instruments measured at fair value through other comprehensive income (“FVTOCI”).

Debt instruments at amortized cost

A “debt instrument” is measured at the amortized cost if both the following conditions are met:

a)	the asset is held within a business model whose objective is to hold assets for collecting contractual cash flows; and
b)	contractual terms of the asset give rise on specified dates to cash flows that are solely payments of principal and interest (SPPI) on the principal amount outstanding.

After initial measurement, such financial assets are subsequently measured at amortized cost using the effective interest rate (EIR) method. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included in other income in the consolidated income statement. The losses arising from impairment are recognized in the consolidated income statement. This category generally applies to trade and other receivables.

Debt instrument at FVTOCI

A “debt instrument” is classified as at the FVTOCI if both of the following criteria are met:

a) the objective of the business model is achieved both by collecting contractual cash flows and selling the financial assets; and

b) the asset’s contractual cash flows represent SPPI.

Debt instruments included within the FVTOCI category are measured initially as well as at each reporting date at fair value. Fair value movements are recognized in the other comprehensive income (OCI). However, the Company recognizes interest income, impairment losses and reversals and foreign exchange gain or loss in the consolidated income statement. On derecognition of the asset, cumulative gain or loss previously recognized in OCI is reclassified to the consolidated income statement. Interest earned while holding a FVTOCI debt instrument is reported as interest income using the EIR method.

Debt instrument at FVTPL

FVTPL is a residual category for debt instruments. Any debt instrument, which does not meet the criteria for categorization as at amortized cost or as FVTOCI, is classified as at FVTPL.

In addition, the Company may elect to designate a debt instrument, which otherwise meets amortized cost or FVTOCI criteria, as at FVTPL. However, such election is allowed only if doing so reduces or eliminates a measurement or recognition inconsistency (referred to as an “accounting mismatch”).

Debt instruments included within the FVTPL category are measured at fair value with all changes recognized in the consolidated income statement.

Equity investments

All equity investments within the scope of IFRS 9 are measured at fair value. Equity instruments which are held for trading and contingent consideration recognized by an acquirer in a business combination to which IFRS 3 applies, are classified as at FVTPL. For all other equity instruments, the Company may make an irrevocable election to present in other comprehensive income subsequent changes in the fair value. The Company makes such election on an instrument -by-instrument basis. The classification is made upon initial recognition and is irrevocable.

If the Company decides to classify an equity instrument as at FVTOCI, then all fair value changes on the instrument, excluding dividends, are recognized in the OCI. There is no recycling of the amounts from OCI to the consolidated income statement, even on sale of investment. However, the Company may transfer the cumulative gain or loss within equity. Equity investments designated as FVTOCI are not subject to impairment assessment.

Equity instruments included within the FVTPL category are measured at fair value with all changes recognized in the consolidated income statement.

Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e. removed from the Company’s consolidated balance sheet) when:

●	the rights to receive cash flows from the asset have expired; or
●
Both (1) the Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and (2) either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Company has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if and to what extent it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Company continues to recognize the transferred asset to the extent of the Company’s continuing involvement. In that case, the Company also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Company has retained.

Impairment of trade receivables and other financial assets

In accordance with IFRS 9, the Company applies the expected credit loss (ECL) model for measurement and recognition of impairment loss on trade receivables or any contractual right to receive cash or another financial asset.

For this purpose, the Company follows a “simplified approach” for recognition of impairment loss allowance on the trade receivable balances. The application of this simplified approach does not require the Company to track changes in credit risk. Rather, it recognizes impairment loss allowance based on lifetime ECLs at each reporting date, right from its initial recognition.

As a practical expedient, the Company uses a provision matrix to determine impairment loss allowance on portfolio of its trade receivables. The provision matrix is based on its historically observed default rates over the expected life of the trade receivables and is adjusted for forward-looking estimates. At every reporting date, the historical observed default rates are updated and changes in the forward-looking estimates are analyzed.

Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Company’s financial liabilities include trade and other payables, loans and borrowings including bank overdrafts and derivative financial instruments.

Subsequent measurement

The measurement of financial liabilities depends on their classification, as described below:

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss. Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered into by the Company that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments.

Gains or losses on liabilities held for trading are recognized in the consolidated income statement.

Financial liabilities designated upon initial recognition at fair value through profit or loss are designated as such at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied. For liabilities designated as FVTPL, fair value gains/ losses attributable to changes in own credit risk are recognized in OCI. These gains or losses are not subsequently transferred to the consolidated income statement. However, the Company may transfer the cumulative gain or loss within equity. All other changes in fair value of such liability are recognized in the consolidated income statement. The Company has not designated any financial liability as fair value through profit and loss.

Loans and borrowings

After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in the consolidated income statement when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the consolidated income statement.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the consolidated income statement.

Derivative financial instruments

The Company is exposed to exchange rate risk which arises from its foreign exchange revenues and expenses, primarily in U.S. dollars, U.K. pounds sterling, Russian roubles, Brazilian reals, South African rands (“ZAR”), Romanian new leus (“RON”) and Euros, and foreign currency debt in U.S. dollars, Russian roubles, Ukrainian hryvnias and Euros.

The Company uses derivative financial instruments such as foreign exchange forward contracts, option contracts and swap contracts to mitigate its risk of changes in foreign currency exchange rates. The Company also uses non-derivative financial instruments as part of its foreign currency exposure risk mitigation strategy.

Hedges of highly probable forecasted transactions

The Company classifies its derivative financial instruments that hedge foreign currency risk associated with highly probable forecasted transactions as cash flow hedges and measures them at fair value. The effective portion of such cash flow hedges is recorded in the Company’s hedging reserve as a component of equity and re-classified to the consolidated income statement as part of the hedged item in the period corresponding to the occurrence of the forecasted transactions. The ineffective portion of such cash flow hedges is recorded in the consolidated income statement as finance costs immediately.

The Company also designates certain non-derivative financial liabilities, such as foreign currency borrowings from banks, as hedging instruments for hedge of foreign currency risk associated with highly probable forecasted transactions. Accordingly, the Company applies cash flow hedge accounting to such relationships. Remeasurement gain or loss on such non-derivative financial liabilities is recorded in the Company’s hedging reserve as a component of equity and reclassified to the consolidated income statement as part of the hedged item in the period corresponding to the occurrence of the forecasted transactions.

If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated or exercised, then hedge accounting is discontinued prospectively. The cumulative gain or loss previously recognized in other comprehensive income, remains there until the forecasted transaction occurs. If the forecasted transaction is no longer expected to occur, then the balance in other comprehensive income is recognized immediately in the consolidated income statement.

Hedges of recognized assets and liabilities

Changes in the fair value of derivative contracts that economically hedge monetary assets and liabilities in foreign currencies, and for which no hedge accounting is applied, are recognized in the consolidated income statement. The changes in fair value of such derivative contracts, as well as the foreign exchange gains and losses relating to the monetary items, are recognized in the consolidated income statement. If the hedged item is derecognized, the unamortized fair value is recognized immediately in the consolidated income statement.

Hedges of changes in the interest rates

Consistent with its risk management policy, the Company uses interest rate swaps to mitigate the risk of changes in interest rates. The Company does not use them for trading or speculative purposes.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and short-term, highly liquid investments that are readily convertible into known amounts of cash and which are subject to insignificant risk of changes in value. For this purpose, “short-term” means investments having original maturities of three months or less from the date of investment. Bank overdrafts that are repayable on demand form an integral part of the Company’s cash management and are included as a component of cash and cash equivalents for the purpose of the consolidated statement of cash flows.

Accounting policies relating to financial instruments for the periods ending on or prior to March 31, 2018 are as follows:

Non-derivative financial instruments

Non-derivative financial instruments consist of investments in mutual funds, bonds, equity securities, trade and other receivables, cash and cash equivalents, loans and borrowings, trade and other payables and certain other assets and liabilities.

Non-derivative financial instruments are recognized initially at fair value plus any directly attributable transaction costs, except for those instruments that are designated as being fair value through profit and loss upon initial recognition. Subsequent to initial recognition, non-derivative financial instruments are measured as described below.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and short-term, highly liquid investments that are readily convertible into known amounts of cash and which are subject to insignificant risk of changes in value. For this purpose, “short-term” means investments having original maturities of three months or less from the date of investment. Bank overdrafts that are repayable on demand form an integral part of the Company’s cash management and are included as a component of cash and cash equivalents for the purpose of the consolidated statement of cash flows.

Held-to-maturity investments

Held-to-maturity investments consist of investments in bonds with fixed or determinable payments and fixed maturity that the Company has the positive intention and the ability to hold to maturity. Such investments are initially measured at fair value, with subsequent measurements made at amortized cost using the effective interest rate method.

Other investments

Other investments consist of term deposits with original maturities of more than three months, and investments in mutual funds and equity securities.

Investments in mutual funds and equity securities are classified as available-for-sale financial assets. Subsequent to initial recognition, they are measured at fair value and changes therein, other than impairment losses, are recognized in OCI and presented within equity under “fair value reserve”. When an investment is derecognized, the cumulative gain or loss in equity is transferred to the consolidated income statement.

Trade payables

Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. Trade payables are classified as current liabilities if payment is expected within one year or within the normal operating cycle of the business. After initial recognition, trade payables are recognized at amortized cost using the effective interest rate method.

Trade receivables

Trade receivables are amounts due from customers for merchandise sold or services performed in the ordinary course of business. Trade receivables are classified as current assets if the collection is expected within one year or within the normal operating cycle of the business. After initial recognition, trade receivables are recognized at amortized cost using the effective interest rate method.

Debt instruments and other financial liabilities

The Company initially recognizes debt instruments issued on the date that they originate. All other financial liabilities are recognized initially on the trade date, which is the date that the Company becomes a party to the contractual provisions of the instrument. These are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, these financial liabilities are measured at amortized cost using the effective interest method.

Other non-derivative financial instruments

Other non-derivative financial instruments are initially recognized at fair value. Subsequent to initial recognition, these assets are measured at amortized cost using the effective interest method, less any impairment losses.

De-recognition of financial assets and liabilities

The Company derecognizes a financial asset when the contractual right to the cash flows from that asset expires, or when it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred. If the Company retains substantially all the risks and rewards of ownership of a transferred financial asset, the Company continues to recognize the financial asset and also recognizes a collateralized borrowing, at amortized cost, for the proceeds received.

The Company derecognizes a financial liability when its contractual obligations are discharged, cancelled or expired. The difference between the carrying amount of the derecognized financial liability and the consideration paid is recognized as profit or loss in the consolidated income statement.

Offsetting financial assets and liabilities

Financial assets and liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Company has a legal right and ability to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

Derivative financial instruments

The Company is exposed to exchange rate risk which arises from its foreign exchange revenues and expenses, primarily in U.S. dollars, U.K. pounds sterling, Russian roubles, Brazilian reals, South African rands (“ZAR”), Romanian new leus (“RON”) and Euros, and foreign currency debt in U.S. dollars, Russian roubles, Ukrainian hryvnias and Euros.

The Company uses foreign exchange forward contracts, option contracts and swap contracts (derivative financial instruments) to mitigate its risk of changes in foreign currency exchange rates. The Company also uses non-derivative financial instruments as part of its foreign currency exposure risk mitigation strategy.

Hedges of highly probable forecast transactions

The Company classifies its derivative financial instruments that hedge foreign currency risk associated with highly probable forecast transactions as cash flow hedges and measures them at fair value. The effective portion of such cash flow hedges is recognized in OCI and presented within equity under “hedging reserve” and reclassified to the consolidated income statement as revenue in the period corresponding to the occurrence of such transactions. The ineffective portion of such cash flow hedges is recorded in the consolidated income statement as finance expense immediately.

The Company also designates certain non-derivative financial liabilities, such as foreign currency borrowings from banks, as hedging instruments for hedge of foreign currency risk associated with highly probable forecast transactions. Accordingly, the Company applies cash flow hedge accounting to such relationships. Re-measurement gain/loss on such non-derivative financial liabilities is recognized in OCI and presented within equity under “hedging reserve” and reclassified to the consolidated income statement as revenue in the period corresponding to the occurrence of the forecast transactions.

Upon initial designation of a hedging instrument, the Company formally documents the relationship between the hedging instrument and hedged item, including the risk management objectives and strategy in undertaking the hedge transaction and the hedged risk, together with the methods that will be used to assess the effectiveness of the hedging relationship. The Company makes an assessment, both at the inception of the hedge relationship as well as on an ongoing basis, of whether the hedging instruments are expected to be “highly effective” in offsetting the changes in the fair value or cash flows of the respective hedged items attributable to the hedged risk, and whether the actual results of each hedge are within a range of 80%-125% relative to the gain or loss on the hedged items. For cash flow hedges to be “highly effective”, a forecast transaction that is the subject of the hedge must be highly probable and must present an exposure to variations in cash flows that could ultimately affect profit or loss.

If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated or exercised, then hedge accounting is discontinued prospectively. The cumulative gain or loss previously recognized in OCI, remains there until the forecast transaction occurs. If the forecast transaction is no longer expected to occur, then the balance in OCI is recognized immediately in the consolidated income statement.

Hedges of recognized assets and liabilities

Changes in the fair value of derivative contracts that economically hedge monetary assets and liabilities in foreign currencies, and for which no hedge accounting is applied, are recognized in the consolidated income statement. The changes in fair value of such derivative contracts, as well as the foreign exchange gains and losses relating to the monetary items, are recognized as part of “finance income/(expense), net” in the consolidated income statement.

Hedges of changes in the interest rates

Consistent with its risk management policy, the Company uses interest rate swaps to mitigate the risk of changes in interest rates. The Company does not use them for trading or speculative purposes.

d. Business combinations

The Company uses the acquisition method of accounting to account for business combinations that occurred on or after April 1, 2009. The acquisition date is the date on which control is transferred to the acquirer. Judgment is applied in determining the acquisition date and determining whether control is transferred from one party to another. Control exists when the Company is exposed to, or has rights to variable returns from its involvement with the entity and has the ability to affect those returns through power over the entity. In assessing control, potential voting rights are considered only if the rights are substantive. The Company measures goodwill as of the applicable acquisition date at the fair value of the consideration transferred, including the recognized amount of any non-controlling interest in the acquiree, less the net recognized amount of the identifiable assets acquired and liabilities assumed. When the fair value of the net identifiable assets acquired and liabilities assumed exceeds the consideration transferred, a bargain purchase gain is recognized immediately in the consolidated income statement. Consideration transferred includes the fair values of the assets transferred, liabilities incurred by the Company to the previous owners of the acquiree, and equity interests issued by the Company. Consideration transferred also includes the fair value of any contingent consideration. Consideration transferred does not include amounts related to the settlement of pre-existing relationships. Any goodwill that arises on account of such business combination is tested annually for impairment.

Any contingent consideration is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets the definition of a financial instrument is classified as equity, then it is not re-measured and the settlement is accounted for within equity. Otherwise, other contingent consideration is re-measured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recorded in the consolidated income statement.

A contingent liability of the acquiree is assumed in a business combination only if such a liability represents a present obligation and arises from a past event, and its fair value can be measured reliably.

On an acquisition-by-acquisition basis, the Company recognizes any non-controlling interest in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s identifiable net assets. Transaction costs that the Company incurs in connection with a business combination, such as finder’s fees, legal fees, due diligence fees and other professional and consulting fees, are expensed as incurred.

e. Property, plant and equipment

Recognition and measurement

Items of property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses, if any. Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials and other costs directly attributable to bringing the asset to a working condition for its intended use. Borrowing costs that are directly attributable to the construction or production of a qualifying asset are capitalized as part of the cost of that asset.

When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment.

Gains and losses upon disposal of an item of property, plant and equipment are determined by comparing the proceeds from disposal with the carrying amount of property, plant and equipment and are recognized net within “Other (income)/expense, net” in the consolidated income statement.

The cost of replacing part of an item of property, plant and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Company and its cost can be measured reliably. The costs of repairs and maintenance are recognized in the consolidated income statement as incurred.

Items of property, plant and equipment acquired through exchange of non-monetary assets are measured at fair value, unless the exchange transaction lacks commercial substance or the fair value of either the asset received or asset given up is not reliably measurable, in which case the asset exchanged is recorded at the carrying amount of the asset given up.

Depreciation

Depreciation is recognized in the consolidated income statement on a straight line basis over the estimated useful lives of property, plant and equipment. Leased assets are depreciated over the shorter of the lease term and their useful lives. The depreciation expense is included in the costs of the functions using the asset. Land is not depreciated.

Leasehold improvements are depreciated over the period of the lease agreement or the useful life, whichever is shorter.

Depreciation methods, useful lives and residual values are reviewed at each reporting date. The estimated useful lives are as follows:

Buildings
- Factory and administrative buildings	20 - 50 years
- Ancillary structures	3 - 15 years
Plant and equipment	3 - 15 years
Furniture, fixtures and office equipment	3 - 10 years
Vehicles	4 - 5 years

Software for internal use, which is primarily acquired from third-party vendors and which is an integral part of a tangible asset, including consultancy charges for implementing the software, is capitalized as part of the related tangible asset. Subsequent costs associated with maintaining such software are recognized as expense as incurred. The capitalized costs are amortized over the estimated useful life of the software or the remaining useful life of the tangible fixed asset, whichever is lower.

Advances paid towards the acquisition of property, plant and equipment outstanding at each reporting date and the cost of property, plant and equipment not ready to use before such date are disclosed under capital work-in-progress. Assets not ready for use are not depreciated but are tested for impairment.

 f. Goodwill and other intangible assets

Recognition and measurement

Goodwill
Goodwill represents the excess of consideration transferred, together with the amount of non-controlling interest in the acquiree, over the fair value of the Company’s share of identifiable net assets acquired.

Goodwill is measured at cost less accumulated impairment losses. In respect of equity accounted investees, the carrying amount of goodwill is included in the carrying amount of the investment, and any impairment loss on such an investment is not allocated to any asset, including goodwill, that forms part of the carrying value of the equity accounted investee.

Other intangible assets	Other intangible assets that are acquired by the Company and that have finite useful lives are measured at cost less accumulated amortization and accumulated impairment losses.
Research and development
Expenditures on research activities undertaken with the prospect of gaining new scientific or technical knowledge and understanding are recognized in the consolidated income statement when incurred.

Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditures are capitalized only if:

·    development costs can be measured reliably;
·    the product or process is technically and commercially feasible;
·    future economic benefits are probable; and
·    the Company intends to, and has sufficient resources, to complete development and to use or sell the asset.

The expenditures to be capitalized include the cost of materials and other costs directly attributable to preparing the asset for its intended use. Other development expenditures are recognized in the consolidated income statement as incurred. As of March 31, 2019, none of the development expenditure amounts has met the aforesaid recognition criteria.

Separate acquisition of intangible assets
Payments to third parties that generally take the form of up-front payments and milestones for in-licensed products, compounds and intellectual property are capitalized. The Company’s criteria for capitalization of such assets are consistent with the guidance given in paragraph 25 of International Accounting Standard 38 (“IAS 38”) (i.e., the receipt of economic benefits embodied in each intangible asset separately purchased or licensed in the transaction is considered to be probable).

In-Process Research and Development assets (“IPR&D”)
Acquired research and development intangible assets that are under development are recognized as In-Process Research and Development assets (“IPR&D”). IPR&D assets are not amortized, but evaluated for potential impairment on an annual basis or when there are indications that the carrying value may not be recoverable. Any impairment charge on such IPR&D assets is recorded in the consolidated income statement under "Research and Development expenses".

Subsequent expenditure

Other intangible assets
Subsequent expenditures are capitalized only when they increase the future economic benefits embodied in the specific asset to which they relate. All other expenditures, including expenditures on internally generated goodwill and brands, is recognized in the consolidated income statement as incurred.

IPR&D assets
Subsequent expenditure on an IPR&D project acquired separately or in a business combination and recognized as an intangible asset is:

·    recognized as an expense when incurred, if it is a research expenditure;
·    recognized as an expense when incurred, if it is a development expenditure that does not satisfy the criteria for recognition as an intangible asset in paragraph 57 of IAS 38; and
·    added to the carrying amount of the acquired in-process research or development project, if it is a development expenditure that satisfies the recognition criteria in paragraph 57 of IAS 38.

Amortization

Amortization is recognized in the consolidated income statement on a straight-line basis over the estimated useful lives of intangible assets. Intangible assets that are not available for use are amortized from the date they are available for use.

The estimated useful lives are as follows:

Product related intangibles	3 - 15 years
Customer-related intangibles	1 - 11 years
Other intangibles	3 - 15 years

The amortization period and the amortization method for intangible assets with a finite useful life are reviewed at each reporting date.

Goodwill, intangible assets relating to products in development, other intangible assets not available for use and intangible assets having indefinite useful life are subject to impairment testing at each reporting date. All other intangible assets are tested for impairment when there are indications that the carrying value may not be recoverable. All impairment losses are recognized immediately in the consolidated income statement.

De-recognition of intangible assets

Intangible assets are de-recognized either on their disposal or where no future economic benefits are expected from their use. Losses arising on such de-recognition are recorded in the consolidated income statement, and are measured as the difference between the net disposal proceeds, if any, and the carrying amount of respective intangible assets as at the date of de-recognition.

g. Leases

At the inception of each lease, the lease arrangement is classified as either a finance lease or an operating lease, based on the substance of the lease arrangement.

Finance leases

A finance lease is recognized as an asset and a liability at the commencement of the lease, at the lower of the fair value of the asset and the present value of the minimum lease payments. Initial direct costs, if any, are also capitalized and, subsequent to initial recognition, the asset is accounted for in accordance with the accounting policy applicable to that asset. Minimum lease payments made under finance leases are apportioned between the finance expense and the reduction of the outstanding lease liability. The finance expense is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.

Operating leases

Other leases are operating leases, and the leased assets are not recognized on the Company’s statements of financial position. Payments made under operating leases are recognized in the consolidated income statement on a straight-line basis over the term of the lease.

Operating lease incentives received from the landlord are recognized as a reduction of rental expense on a straight line basis over the lease term.

h. Inventories

Inventories consist of raw materials, stores and spares, work in progress and finished goods and are measured at the lower of cost and net realizable value. The cost of all categories of inventories is based on the weighted average method. Cost includes expenditures incurred in acquiring the inventories, production or conversion costs and other costs incurred in bringing them to their existing location and condition. In the case of finished goods and work in progress, cost includes an appropriate share of overheads based on normal operating capacity. Stores and spares consists of packing materials, engineering spares (such as machinery spare parts) and consumables (such as lubricants, cotton waste and oils), which are used in operating machines or consumed as indirect materials in the manufacturing process.

Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses.

The factors that the Company considers in determining the provision for slow moving, obsolete and other non-saleable inventory include estimated shelf life, planned product discontinuances, price changes, aging of inventory and introduction of competitive new products, to the extent each of these factors impact the Company’s business and markets. The Company considers all these factors and adjusts the inventory provision to reflect its actual experience on a periodic basis.

i. Impairment

Non-financial assets

The carrying amounts of the Company’s non-financial assets, other than inventories and deferred tax assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. For goodwill and intangible assets that have indefinite lives or that are not yet available for use, an impairment test is performed each year at March 31.

The recoverable amount of an asset or cash-generating unit (as defined below) is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or the cash-generating unit. For the purpose of impairment testing, assets are grouped together into the smallest group of assets that generate cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “cash-generating unit”).

The goodwill acquired in a business combination is, for the purpose of impairment testing, allocated to cash-generating units that are expected to benefit from the synergies of the combination.

An impairment loss is recognized in the consolidated income statement if the estimated recoverable amount of an asset or its cash-generating unit is lower than its carrying amount. Impairment losses recognized in respect of cash-generating units are allocated first to reduce the carrying amount of any goodwill allocated to the units and then to reduce the carrying amount of the other assets in the unit on a pro-rata basis.

An impairment loss in respect of goodwill is not reversed. In respect of other assets, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized. Goodwill that forms part of the carrying amount of an investment in an associate is not recognized separately, and therefore is not tested for impairment separately. Instead, the entire amount of the investment in an associate is tested for impairment as a single asset when there is objective evidence that the investment in an associate may be impaired.

An impairment loss in respect of equity accounted investee is measured by comparing the recoverable amount of investment with its carrying amount. An impairment loss is recognized in the consolidated income statement, and reversed if there has been a favorable change in the estimates used to determine the recoverable amount.

j. Employee benefits

Short-term employee benefits

Short-term employee benefits are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Company has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

Defined contribution plans

The Company’s contributions to defined contribution plans are charged to the consolidated income statement as and when the services are received from the employees.

Defined benefit plans

The liability in respect of defined benefit plans and other post-employment benefits is calculated using the projected unit credit method consistent with the advice of qualified actuaries. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating to the terms of the related defined benefit obligation. In countries where there is no deep market in such bonds, the market interest rates on government bonds are used. The current service cost of the defined benefit plan, recognized in the consolidated income statement in employee benefit expense, reflects the increase in the defined benefit obligation resulting from employee service in the current year, benefit changes, curtailments and settlements. Past service costs are recognized immediately in the consolidated income statement. The net interest cost is calculated by applying the discount rate to the net balance of the defined benefit obligation and the fair value of plan assets. This cost is included in employee benefit expense in the consolidated income statement. Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are recognized in OCI in the period in which they arise.

When the benefits under a plan are changed or when a plan is curtailed, the resulting change in benefit that relates to past service or the gain or loss on curtailment is recognized immediately in the consolidated income statement. The Company recognizes gains or losses on the settlement of a defined benefit plan obligation when the settlement occurs.

Termination benefits

Termination benefits are recognized as an expense in the consolidated income statement when the Company is demonstrably committed, without realistic possibility of withdrawal, to a formal detailed plan to either terminate employment before the normal retirement date, or to provide termination benefits as a result of an offer made to encourage voluntary redundancy. Termination benefits for voluntary redundancies are recognized as an expense in the consolidated income statement if the Company has made an offer encouraging voluntary redundancy, it is probable that the offer will be accepted, and the number of acceptances can be estimated reliably.

Other long-term employee benefits

The Company’s net obligation in respect of other long term employee benefits is the amount of future benefit that employees have earned in return for their service in the current and previous periods. That benefit is discounted to determine its present value. Re-measurements are recognized in the consolidated income statement in the period in which they arise.

Compensated absences

The Company’s current policies permit certain categories of its employees to accumulate and carry forward a portion of their unutilized compensated absences and utilize them in future periods or receive cash in lieu thereof in accordance with the terms of such policies. The Company measures the expected cost of accumulating compensated absences as the additional amount that the Company incurs as a result of the unused entitlement that has accumulated at the reporting date. Such measurement is based on actuarial valuation as at the reporting date carried out by a qualified actuary.

Equity settled share-based payment transactions

The grant date fair value of options granted to employees is recognized as an employee expense in the consolidated income statement, with a corresponding increase in equity, over the period that the employees become unconditionally entitled to the options. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and performance conditions at the vesting date. The expense is recorded for each separately vesting portion of the award as if the award was, in substance, multiple awards. The increase in equity recognized in connection with share-based payment transaction is presented as a separate component in equity under “share-based payment reserve”. The amount recognized as an expense is adjusted to reflect the actual number of stock options that vest.

Cash settled share-based payment transactions

The fair value of the amount payable to employees in respect of share-based payment transactions which are settled in cash is recognized as an expense, with a corresponding increase in liabilities, over the period during which the employees become unconditionally entitled to payment. The liability is re-measured at each reporting date and at the settlement date based on the fair value of the share-based payment transaction. Any changes in the liability are recognized in the consolidated income statement.

k. Provisions

A provision is recognized in the consolidated income statement if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. If the effect of the time value of money is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

Restructuring

A provision for restructuring is recognized in the consolidated income statement when the Company has approved a detailed and formal restructuring plan, and the restructuring either has commenced or has been announced publicly. Future operating costs are not provided.

Onerous contracts

A provision for onerous contracts is recognized in the consolidated income statement when the expected benefits to be derived by the Company from a contract are lower than the unavoidable cost of meeting its obligations under the contract. The provision is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract. Before a provision is established, the Company recognizes any impairment loss on the assets associated with that contract.

Reimbursement rights

Expected reimbursements for expenditures required to settle a provision are recognized in the consolidated income statement only when receipt of such reimbursements is virtually certain. Such reimbursements are recognized as a separate asset in the statement of financial position, with a corresponding credit to the specific expense for which the provision has been made.

Contingent liabilities and contingent assets

A disclosure for a contingent liability is made when there is a possible obligation or a present obligation that may, but probably will not, require an outflow of resources. Where there is a possible obligation or a present obligation in respect of which the likelihood of outflow of resources is remote, no provision or disclosure is made.

Contingent assets are not recognized in the financial statements. A contingent asset is disclosed where an inflow of economic benefits is probable. Contingent assets are assessed continually and, if it is virtually certain that an inflow of economic benefits will arise, the asset and related income are recognized in the period in which the change occurs.

l. Revenue

The Company’s revenue is derived from sales of goods, service income and income from licensing arrangements. Most of such revenue is generated from the sale of goods.

Accounting policies relating to revenue for the periods after March 31, 2018 are as follows:

Sale of goods

Revenue is recognized when the control of the goods has been transferred to a third party. This is usually when the title passes to the customer, either upon shipment or upon receipt of goods by the customer. At that point, the customer has full discretion over the channel and price to sell the products, and there are no unfulfilled obligations that could affect the customer’s acceptance of the product.

Revenue from the sale of goods is measured at the transaction price which is the consideration received or receivable, net of returns, taxes and applicable trade discounts and allowances. Revenue includes shipping and handling costs billed to the customer.

In arriving at the transaction price, the Company considers the terms of the contract with the customers and its customary business practices. The transaction price is the amount of consideration the Company is entitled to receive in exchange for transferring promised goods or services, excluding amounts collected on behalf of third parties. The amount of consideration varies because of estimated rebates, returns and chargebacks, which are considered to be key estimates. Any amount of variable consideration is recognized as revenue only to the extent that it is highly probable that a significant reversal will not occur. The Company estimates the amount of variable consideration using the expected value method.

Presented below are the points of recognition of revenue with respect to the Company’s sale of goods:

Particulars	Point of recognition of revenue
Sales of generic products in India
Upon delivery of products to distributors by clearing and forwarding agents of the Company. Control over the generic products is transferred by the Company when the goods are delivered to distributors from clearing and forwarding agents.

Sales of active pharmaceutical ingredients and intermediates in India	Upon delivery of products to customers (generally formulation manufacturers), from the factories of the Company.
Export sales and other sales outside of India
Upon delivery of the products to the customers unless the terms of the applicable contract provide for specific revenue generating activities to be completed, in which case revenue is recognized once all such activities are completed.

Profit share revenues

The Company from time to time enters into marketing arrangements with certain business partners for the sale of its products in certain markets. Under such arrangements, the Company sells its products to the business partners at a non-refundable base purchase price agreed upon in the arrangement and is also entitled to a profit share which is over and above the base purchase price. The profit share is typically dependent on the business partner’s ultimate net sale proceeds or net profits, subject to any reductions or adjustments that are required by the terms of the arrangement. Such arrangements typically require the business partner to provide confirmation of units sold and net sales or net profit computations for the products covered under the arrangement.

Revenue in an amount equal to the base purchase price is recognized in these transactions upon delivery of products to the business partners. An additional amount representing the profit share component is recognized as revenue only to the extent that it is highly probable that a significant reversal will not occur.

At the end of each reporting period, the Company updates the estimated transaction price (including updating its assessment of whether an estimate of variable consideration is constrained) to represent faithfully the circumstances present at the end of the reporting period and the changes in circumstances during the reporting period.

Out licensing arrangements, milestone payments and royalties

Revenues include amounts derived from product out-licensing agreements. These arrangements typically consist of an initial up-front payment on inception of the license and subsequent payments dependent on achieving certain milestones in accordance with the terms prescribed in the agreement. In cases where the transaction has two or more components, the Company accounts for the delivered item (for example, the transfer of title to the intangible asset) as a separate unit of accounting and record revenue upon delivery of that component, provided that the Company can make a reasonable estimate of the fair value of the undelivered component. Otherwise, non-refundable up-front license fees received in connection with product out-licensing agreements are deferred and recognized over the period in which the Company has pending performance obligations. Milestone payments which are contingent on achieving certain clinical milestones are recognized as revenues either on achievement of such milestones, over the performance period depending on the terms of the contract. If milestone payments are creditable against future royalty payments, the milestones are deferred and released over the period in which the royalties are anticipated to be paid.

Royalty income earned through a license is recognized when the underlying sales have occurred.

Provision for chargeback, rebates and discounts

Provisions for chargeback, rebates, discounts and Medicaid payments are estimated and provided for in the year of sales and recorded as reduction of revenue. A chargeback claim is a claim made by the wholesaler for the difference between the price at which the product is initially invoiced to the wholesaler and the net price at which it is agreed to be procured from the Company. Provisions for such chargebacks are accrued and estimated based on historical average chargeback rate actually claimed over a period of time, current contract prices with wholesalers/other customers and estimated inventory holding by the wholesaler.

Shelf stock adjustments

Shelf stock adjustments are credits issued to customers to reflect decreases in the selling price of products sold by the Company, and are accrued when the prices of certain products decline as a result of increased competition upon the expiration of limited competition or exclusivity periods. These credits are customary in the pharmaceutical industry, and are intended to reduce the customer inventory cost to better reflect the current market prices. The determination to grant a shelf stock adjustment to a customer is based on the terms of the applicable contract, which may or may not specifically limit the age of the stock on which a credit would be offered.

Sales Returns

The Company accounts for sales returns accrual by recording refund liability concurrent with the recognition of revenue at the time of a product sale. This liability is based on the Company’s estimate of expected sales returns. The Company deals in various products and operates in various markets. Accordingly, the estimate of sales returns is determined primarily by the Company’s historical experience in the markets in which the Company operates. With respect to established products, the Company considers its historical experience of sales returns, levels of inventory in the distribution channel, estimated shelf life, product discontinuances, price changes of competitive products, and the introduction of competitive new products, to the extent each of these factors impact the Company’s business and markets. With respect to new products introduced by the Company, such products have historically been either extensions of an existing line of product where the Company has historical experience or in therapeutic categories where established products exist and are sold either by the Company or the Company’s competitors. At the time of recognizing the refund liability, the Company also recognizes an asset, (i.e., the right to the returned goods) which is included in inventories for the products expected to be returned. The Company initially measures this asset at the former carrying amount of the inventory, less any expected costs to recover the goods, including any potential decreases in the value of the returned goods.

Along with re-measuring the refund liability at the end of each reporting period, the Company updates the measurement of the asset recorded for any revisions to its expected level of returns, as well as any additional decreases in the value of the returned products.

Services

Revenue from services rendered, which primarily relate to contract research, is recognized in the consolidated income statement as the underlying services are performed. Upfront non-refundable payments received under these arrangements are deferred and recognized as revenue over the expected period over which the related services are expected to be performed.

License fees

License fees primarily consist of income from the out-licensing of intellectual property, and other licensing and supply arrangements with various parties. Revenue from license fees is recognized when control transfers to the third party and the Company’s performance obligations are satisfied. Some of these arrangements include certain performance obligations by the Company. Revenue from such arrangements is recognized in the period in which the Company completes all its performance obligations.

Accounting policies relating to revenue for periods ending on or prior to March 31, 2018 are as follows:

Revenue

Sale of goods

Revenue is recognized when the significant risks and rewards of ownership have been transferred to the buyer, recovery of the consideration is probable, the associated costs and possible return of goods can be estimated reliably, there is no continuing management involvement with the goods and the amount of revenue can be measured reliably. Revenue from the sale of goods includes relevant taxes and is measured at the fair value of the consideration received or receivable, net of returns, sales tax and applicable trade discounts and allowances. Revenue includes shipping and handling costs billed to the customer.

Revenue from sales of generic products in India is recognized upon delivery of products to distributors by clearing and forwarding agents of the Company. Significant risks and rewards in respect of ownership of generic products are transferred by the Company when the goods are delivered to distributors from clearing and forwarding agents. Clearing and forwarding agents are generally compensated on a commission basis as a percentage of sales made by them. Revenue from sales of active pharmaceutical ingredients and intermediates in India is recognized upon delivery of products to customers (generally formulation manufacturers) from the factories of the Company.

Revenue from export sales and other sales outside of India is recognized when the significant risks and rewards of ownership of products are transferred to the customers. Such transfer occurs upon delivery of the products to the customers unless the terms of the applicable contract provide for specific revenue generating activities to be completed, in which case revenue is recognized once all such activities are completed.

Profit share revenues

The Company from time to time enters into marketing arrangements with certain business partners for the sale of its products in certain markets. Under such arrangements, the Company sells its products to the business partners at a non-refundable base purchase price agreed upon in the arrangement and is also entitled to a profit share which is over and above the base purchase price. The profit share is typically dependent on the business partner’s ultimate net sale proceeds or net profits, subject to any reductions or adjustments that are required by the terms of the arrangement. Such arrangements typically require the business partner to provide confirmation of units sold and net sales or net profit computations for the products covered under the arrangement.

Revenue in an amount equal to the base purchase price is recognized in these transactions upon delivery of products to the business partners. An additional amount representing the profit share component is recognized as revenue in the period which corresponds to the ultimate sales of the products made by business partners only when the collectability of the profit share becomes probable and a reliable measurement of the profit share is available. Otherwise, recognition is deferred to a subsequent period pending satisfaction of such collectability and measurability requirements. In measuring the amount of profit share revenue to be recognized for each period, the Company uses all available information and evidence, including any confirmations from the business partner of the profit share amount owed to the Company, to the extent made available before the date the Company’s Board of Directors authorizes the issuance of its financial statements for the applicable period.

Milestone payments and out licensing arrangements

Revenues include amounts derived from product out-licensing agreements. These arrangements typically consist of an initial up-front payment on inception of the license and subsequent payments dependent on achieving certain milestones in accordance with the terms prescribed in the agreement. Non-refundable up-front license fees received in connection with product out-licensing agreements are deferred and recognized over the period in which the Company has continuing performance obligations. Milestone payments which are contingent on achieving certain clinical milestones are recognized as revenues either on achievement of such milestones, if the milestones are considered substantive, or over the period the Company has continuing performance obligations, if the milestones are not considered substantive. If milestone payments are creditable against future royalty payments, the milestones are deferred and released over the period in which the royalties are anticipated to be paid.

Provision for chargeback, rebates and discounts

Provisions for chargeback, rebates, discounts and Medicaid payments are estimated and provided for in the year of sales and recorded as reduction of revenue. A chargeback claim is a claim made by the wholesaler for the difference between the price at which the product is initially invoiced to the wholesaler and the net price at which it is agreed to be procured from the Company. Provisions for such chargebacks are accrued and estimated based on historical average chargeback rate actually claimed over a period of time, current contract prices with wholesalers and other customers and estimated inventory holding by the wholesaler.

Shelf stock adjustments

Shelf stock adjustments are credits issued to customers to reflect decreases in the selling price of products sold by the Company, and are accrued when the prices of certain products decline as a result of increased competition upon the expiration of limited competition or exclusivity periods. These credits are customary in the pharmaceutical industry, and are intended to reduce the customer inventory cost to better reflect the current market prices. The determination to grant a shelf stock adjustment to a customer is based on the terms of the applicable contract, which may or may not specifically limit the age of the stock on which a credit would be offered.

Sales Returns

The Company accounts for sales returns accrual by recording an allowance for sales returns concurrently with the recognition of revenue at the time of a product sale. This allowance is based on the Company’s estimate of expected sales returns. The Company deals in various products and operates in various markets. Accordingly, the estimate of sales returns is determined primarily by the Company’s historical experience in the markets in which the Company operates. With respect to established products, the Company considers its historical experience of sales returns, levels of inventory in the distribution channel, estimated shelf life, product discontinuances, price changes of competitive products, and the introduction of competitive new products, to the extent each of these factors impact the Company’s business and markets. With respect to new products introduced by the Company, such products have historically been either extensions of an existing line of product where the Company has historical experience or in therapeutic categories where established products exist and are sold either by the Company or the Company’s competitors.

Services

Revenue from services rendered, which primarily relate to contract research, is recognized in the consolidated income statement as the underlying services are performed. Upfront non-refundable payments received under these arrangements are deferred and recognized as revenue over the expected period over which the related services are expected to be performed.

Export entitlements

Export entitlements from government authorities are recognized in the consolidated income statement as a reduction from “Cost of Revenues” when the right to receive credit as per the terms of the scheme is established in respect of the exports made by the Company, and where there is no significant uncertainty regarding the ultimate collection of the relevant export proceeds.

License fees

The Company from time to time enters into certain dossier sales, licensing and supply arrangements with various parties. Income from licensing arrangements is generally recognized over the term of the contract. Some of these arrangements include certain performance obligations by the Company. Revenue from such arrangements is recognized in the period in which the Company completes all its performance obligations.

m. Shipping and handling costs

Shipping and handling costs incurred to transport products to customers, and internal transfer costs incurred to transport the products from the Company’s factories to its various points of sale, are included in selling, general and administrative expenses.

n. Finance income and expense

Finance income consists of interest income on funds invested, dividend income and gains on the disposal of financial assets. Interest income is recognized in the consolidated income statement as it accrues, using the effective interest method. Dividend income is recognized in the consolidated income statement on the date that the Company’s right to receive payment is established. The associated cash flows are classified as investing activities in the statement of cash flows. Finance expenses consist of interest expense on loans and borrowings.

Borrowing costs are recognized in the consolidated income statement using the effective interest method. The associated cash flows are classified as financing activities in the statement of cash flows.

Foreign currency gains and losses are reported on a net basis within finance income and expense. These primarily include: exchange differences arising on the settlement or translation of monetary items; changes in the fair value of derivative contracts that economically hedge monetary assets and liabilities in foreign currencies and for which no hedge accounting is applied; and the ineffective portion of cash flow hedges.

o. Income tax

Income tax expense consists of current and deferred tax. Income tax expense is recognized in the consolidated income statement except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity. Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized using the balance sheet method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences:

-	temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit;
-	temporary differences relating to investments in subsidiaries and jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future; and
-	taxable temporary differences arising upon the initial recognition of goodwill.

Deferred tax is measured at the tax rates that are expected to be applied to the temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the temporary difference can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that the future taxable profits will allow the deferred tax assets to be recovered.

Any deferred tax asset or liability arising from deductible or taxable temporary differences in respect of unrealized inter-company profit or loss on inventories held by the Company in different tax jurisdictions is recognized using the tax rate of the jurisdiction in which such inventories are held. Withholding tax arising out of payment of dividends to shareholders under the Indian Income tax regulations is not considered as tax expense for the Company and all such taxes are recognized in the statement of changes in equity as part of the associated dividend payment.

Current and deferred tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.

 p. Earnings per share

The Company presents basic and diluted earnings per share (“EPS”) data for its ordinary shares. Basic EPS is calculated by dividing the profit or loss attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the period. Diluted EPS is determined by adjusting the profit or loss attributable to ordinary shareholders and the weighted average number of ordinary shares outstanding for the effects of all dilutive potential ordinary shares, which includes all stock options granted to employees.

q. Government grants

The Company recognizes government grants only when there is reasonable assurance that the conditions attached to them will be complied with, and the grants will be received. Government grants received in relation to assets are presented as a reduction to the carrying amount of the related asset. Grants related to income are deducted in reporting the related expense in the consolidated income statement.

Export entitlements from government authorities are recognized in the consolidated income statement as a reduction from “Cost of Revenues” when the right to receive credit as per the terms of the scheme is established in respect of the exports made by the Company, and where there is no significant uncertainty regarding the ultimate collection of the relevant export proceeds.

r. Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The chief executive officer of the Company is responsible for allocating resources and assessing performance of the operating segments and accordingly is identified as the chief operating decision maker.

s. Treasury shares

Own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Company’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized in the share premium.

t
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Recent accounting pronouncements

Standards issued but not yet effective and not early adopted by the Company

IFRS 16, Leases

In January 2016, the IASB issued a new standard, IFRS 16, “Leases”. The new standard brings most leases on-balance sheet for lessees under a single model, eliminating the distinction between operating and finance leases. Lessor accounting, however, remains largely unchanged and the distinction between operating and finance leases is retained. IFRS 16 supersedes IAS 17, “Leases”, and related interpretations and is effective for annual reporting periods beginning on or after January 1, 2019. Earlier adoption of IFRS 16 is permitted if IFRS 15, “Revenue from Contracts with Customers”, has also been applied.

Upon adoption, a portion of the annual operating lease expense, which is currently fully recognized as functional expense, will be recognized as finance expense. Further, a portion of the annual lease payments recognized in the cash flow statement as reduction of lease liability will be recognized as outflow from financing activities, which are currently fully recognized as an outflow from operating activities.

The undiscounted and non-cancellable operating lease commitments of Rs.1,291 and Rs.1,929 as at March 31, 2019 and 2018, respectively, as disclosed in Note 27 to these consolidated financial statements, provide an indicator of the impact of implementation of IFRS 16 on the consolidated financial statements of the Company. Accordingly, the Company believes that the adoption of IFRS 16 will not have a material impact on its consolidated financial statements.

IFRIC 23, Uncertainty over Income Tax Treatments

On June 7, 2017, the IFRS Interpretations Committee issued IFRIC 23 “Uncertainty over Income Tax Treatments”, which clarifies how the recognition and measurement requirements of IAS 12 “Income Taxes”, are applied where there is uncertainty over income tax treatments.

IFRIC 23 explains how to recognize and measure deferred and current income tax assets and liabilities where there is uncertainty over a tax treatment. An uncertain tax treatment is any tax treatment applied by an entity where there is uncertainty over whether that treatment will be accepted by the applicable tax authority. For example, a decision to claim a deduction for a specific expense or not to include a specific item of income in a tax return is an uncertain tax treatment if its acceptability is uncertain under applicable tax law. The interpretation provides specific guidance in several areas where previously IAS 12 was silent. IFRIC 23 applies to all aspects of income tax accounting where there is an uncertainty regarding the treatment of an item, including taxable profit or loss, the tax bases of assets and liabilities, tax losses and credits and tax rates.

The interpretation is effective for annual reporting periods beginning on or after January 1, 2019. Earlier application is permitted. An entity can, on initial application, elect to apply this interpretation either:

•	retrospectively applying IAS 8, “Accounting Policies, Changes in Accounting Estimates and Errors”, if possible without the use of hindsight; or

•
retrospectively, with the cumulative effect of initially applying the interpretation recognized at the date of initial application as an adjustment to the opening balance of retained earnings (or other component of equity, as appropriate).

The Company believes that the adoption of IFRIC 23 will not have a material impact on its consolidated financial statements.

u. Rounding of amounts

All amounts disclosed in the consolidated financial statements and notes have been rounded off to the nearest million currency units unless otherwise stated.